Consolidated Balance Sheet (Parentheticals) - $ / shares	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Common stock par value per share (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock authorized shares (in Shares)	30,000,000	30,000,000	30,000,000
Common stock shares issued (in Shares)	12,000,000	12,000,000	12,000,000
Common stock shares outstanding (in Shares)	12,000,000	12,000,000	12,000,000